Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,017	$—	$3	$4,014
U.S. Government agencies	58,506	28	863	57,671
GSE - Mortgage-backed securities and CMO’s	26,195	39	586	25,648
State and political subdivisions	14,123	71	658	13,536
Corporate bonds	5,054	14	38	5,030
Total securities available for sale	$107,895	$152	$2,148	$105,899

Note 2 - Investment Securities (Continued)

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,754	$—	$17	$1,737
State and political subdivisions	6,974	7	60	6,921
Corporate bonds	3,262	14	—	3,276
Total securities held to maturity	$11,990	$21	$77	$11,934

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,026	$—	$14	$4,012
U.S. Government agencies	36,159	99	188	36,070
GSE - Mortgage-backed securities and CMO’s	30,269	53	549	29,773
State and political subdivisions	13,691	351	3	14,039
Corporate bonds	5,435	—	71	5,364
Total securities available for sale	$89,580	$503	$825	$89,258

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,911	$—	$5	$1,906
State and political subdivisions	5,993	30	5	6,018
Corporate bonds	3,338	—	20	3,318
Total securities held to maturity	$11,242	$30	$30	$11,242

Sales and Calls of Securities Available for Sale

Results from sales and calls of securities available for sale for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
	(dollars in thousands)
Gross proceeds from sales and calls	$20,225	$32,780	$11,592
Realized gains from sales	$544	$536	$28
Realized losses from sales	—	—	(30)
Net realized gains (losses)	$544	$536	$(2)

Gross Unrealized Losses and Fair Value of Investments

At December 31, 2015, the unrealized losses on held to maturity securities related to one government agency security, two corporate bonds and two state and political subdivision bonds.

December 31, 2016	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,014	$3	$—	$—	$4,014	$3
U.S. Gov’t agencies	48,192	807	4,164	56	52,356	863
GSE-Mortgage-backed securities and CMO’s	16,250	395	5,251	191	21,501	586
State and political	9,994	658	—	—	9,994	658
Corporate bonds	1,999	27	800	11	2,799	38
Total securities available for sale	$80,449	$1,890	$10,215	$258	$90,664	$2,148

December 31, 2016	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,895	$17	$—	$—	$1,895	$17
State and political	6,056	60	—	—	6,056	60
Total securities held to maturity	$7,951	$77	$—	$—	$7,951	$77

December 31, 2015	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,013	$14	$—	$—	$4,013	$14
U.S. Gov’t agencies	16,692	128	5,048	60	21,740	188
GSE-Mortgage-backed securities and CMO’s	15,620	290	7,230	259	22,850	549
State and political	465	3	—	—	465	3
Corporate bonds	4,566	55	798	16	5,364	71
Total securities available for sale	$41,356	$490	$13,076	$335	$54,432	$825

Note 2 - Investment Securities (Continued)

December 31, 2015	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,906	$5	$—	$—	$1,906	$5
State and political	3,318	5	—	—	3,318	5
Corporate bonds	1,312	20	—	—	1,312	20
Total securities held to maturity	$6,536	$30	$—	$—	$6,536	$30

Amortized Cost and Estimated Fair Value of Available for Sale and Held to Maturity Securities Portfolio

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2016:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Due within one year	$—	$—
Due after one but within five years	50,029	49,608
Due after five but within ten years	28,586	28,132
Due after ten years	15,075	14,445
Mortgage backed securities	26,195	25,648
	$119,885	$117,833